Lines of Credit and Debt - Total Long-Term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 1,706,352	$ 2,174,206
Less current portion	285,244	503,116
Long-term debt, net of current portion	1,421,108	1,671,090
Senior Unsecured Notes | 0.375% Senior Unsecured Cash Convertible Notes due 2019
Debt Instrument [Line Items]
Total long-term debt	$ 0	427,445
Stated interest rate	0.375%
Senior Unsecured Notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 285,244	279,492
Stated interest rate	0.875%
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Total long-term debt	$ 347,995	335,201
Stated interest rate	0.50%
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Total long-term debt	$ 413,272	397,793
Stated interest rate	1.00%
Senior Unsecured Notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 0	72,483
Stated interest rate	3.19%		3.19%
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 302,040	298,691
Stated interest rate	3.75%		3.75%
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 26,944	26,933
Stated interest rate	3.90%		3.90%
Private Placement | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 330,857	$ 336,168